UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          August 10, 2001
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     178

Form 13F Information Table Value Total:     $161,080,822

List of Other Included Managers:            None

                          Jensen Investment Management
                                December 31, 2000

ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
AOL Time Warner Inc.                       Common      00184a105           149,990          2,830
Abbott Labs                                Common      002824100         5,460,384        113,758
Adobe Systems                              Common      00724F101         3,002,642         63,886
Advanced Pultrusion Technologies Inc       Common      00754N10                  0         10,000
Agilent Technologies Inc                   Common      00846U101             9,783            301
Albertsons                                 Common      013104104           235,661          7,858
Allstate Corp                              Common      020002101            24,458            556
Alltel Corp                                Common      020039103           250,553          4,090
Amer Home Products                         Common      026609107         1,400,600         23,840
American Electric Power                    Common      025537101            23,085            500
American Intl Group                        Common      026874107           156,673          1,843
American Power Conversion                  Common      029066107         6,583,043        417,971
Anheuser Busch                             Common      035229103            24,720            600
Applied Materials                          Common      038222105           304,420          6,200
Arch Coal Inc                              Common      039380100            25,870          1,000
Archer Daniels Midland                     Common      039483102            80,832          6,194
Associates First Cap Corp                  Common      046008207                76          7,600
Auto Data Processing                       Common      053015103         4,504,709         90,638
Avaya Inc                                  Common      053499109             2,699            197
Avon Products                              Common      054303102           135,693          2,932
BMC Software                               Common      055921100             3,381            150
Ballard Power Systems                      Common      05858H104            46,560          1,000
Bell South Corp                            Common      079860102            89,560          2,224
Bennett Environmental                      Common      081906109                 0         12,000
Biomet Inc                                 Common      090613100            16,196            337
Boeing                                     Common      097023105           192,765          3,467
Breakwater Res Ltd  British Columbia       Common      106902307                 0             50
Bristol Myers Squibb                       Common      110122108           650,194         12,432
Broadcom Corp                              Common      111320107            11,545            270
Brown Forman                               Common      115637209            57,546            900
Calpine Corp                               Common      131347106           113,400          3,000
Check Point Software                       Common      M22465104            45,513            900
Chevron                                    Common      166751107            78,011            862
ChoicePoint Inc                            Common      170388102            17,030            405
Cisco Systems                              Common      17275R102           221,949         12,195
Clorox                                     Common      189054109         9,442,187        278,942
Coca-Cola                                  Common      191216100         2,839,410         63,098
Colgate Palmolive                          Common      194162103            47,192            800
Commodore Applied Technologies Inc         Common      202630109                15            100
Compaq Computer                            Common      204493100            30,640          2,000
Consolidated Edison                        Common      209115104           491,251         12,343
Corn Products Intl                         Common      219023108             5,600            175
Costco Wholesale Corp                      Common      22160K105             8,216            200
Cypress Semiconductor Inc.                 Common      232806109             2,385            100
Dell Computer                              Common      247025109            64,852          2,480
Dionex Corp                                Common      254546104         6,484,456        195,905
Duff & Phelps                              Common      264324104            59,290          5,500
E Trade Group Inc                          Common      269246104             1,290            200
E.I. Du Pont                               Common      263534109            49,012          1,016
EIP Microwave Inc                          Common      268530201                 0          3,800
EMC Corp.                                  Common      268648102            30,274          1,035
Edison Intl                                Common      281020107             8,920            800
Elan PLC ADR                               Common      284131208            24,400            400
Electronic Data Systems                    Common      285661104            18,750            300


ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Eli Lilly                                  Common      532457108           901,320         12,180
Emerson Electric                           Common      291011104         3,697,760         61,120
Energy Conversion Devices Inc.             Common      292659109            28,000          1,000
Enron Corp                                 Common      293561106            21,702            442
Equifax                                    Common      294429105        13,504,916        368,182
Escrow Bonneville Pacific Corp             Common      098904998                 0          1,091
Exxon Mobil Corp                           Common      30231G102           455,443          5,214
Federal Natl Mortgage                      Common      313586109         4,703,860         55,320
Fedex Corp                                 Common      31428X106            45,024          1,120
Fifth Third Bancorp                        Common      316773100            13,511            225
Freddie Mac                                Common      313400301         8,933,944        131,285
GST Telecommunications                     Common      361942105                 0         13,000
Gannett                                    Common      364730101        10,232,557        155,274
Gap Inc                                    Common      364760108            26,883            927
Gardenburger Inc.                          Common      365476100               516            600
Genentech Inc                              Common      368710406             8,265            150
General Electric                           Common      369604103         5,093,790        104,488
Genuine Parts                              Common      372460105           504,756         16,024
Gillette                                   Common      375766102             8,697            300
GlaxoSmithKline                            Common      37733w105           807,088         14,361
Global Crossing Ltd                        Common      G3921A100               864            100
Globalstar Telecommunications Lt           Common      g3930h104                 0          1,500
H&R Block                                  Common      093671105            31,500            488
Heinz                                      Common      423074103         1,813,349         44,347
Hewlett-Packard                            Common      428236103           125,268          4,380
IVP Technology Corp                        Common      45070Q300               240          3,000
Int'l Business Machines                    Common      459200101           272,556          2,412
Intel                                      Common      458140100         6,248,151        213,612
Interface Inc. Cl A                        Common      458665106             2,250            300
Interpublic Group                          Common      460690100           170,230          5,800
Intuit Inc                                 Common      461202103             2,000             50
J P Morgan Chase & Co                      Common      46625h100            33,004            740
JDS Uniphase Corp                          Common      46612jl01             2,938            235
Johnson & Johnson                          Common      478160104         1,029,000         20,580
Jones Apparel Group Inc.                   Common      480074103             4,320            100
Kellogg                                    Common      487836108            11,600            400
Kimberly Clark Corp                        Common      494368103            26,161            468
Kroger Co                                  Common      501044101           550,000         22,000
LandAmerica Financial                      Common      514936103           286,650          9,000
Lee Enterprises                            Common      523768109            70,950          2,150
Loral Space & Communications               Common      g56462107               700            250
Lucent Technologies                        Common      549463107             9,936          1,600
MICROS Systems Inc                         Common      594901100            22,000          1,000
Manulife Finl Corp                         Common      56501r106            26,961            966
Marsh & McLennan                           Common      571748102            18,382            182
Mattel                                     Common      577081102           528,625         27,940
McDonald's                                 Common      580135101           527,156         19,481
McKesson HBOC Inc                          Common      58155Q103             3,415             92
Mcdata Corp                                Common      580031201               808             37
Medtronic, Inc.                            Common      585055106         4,957,071        107,739
Merck                                      Common      589331107         4,622,994         72,336
Microsoft                                  Common      594918104         3,144,110         43,070
Minnesota Mining & Manufacturing           Common      604059105           560,003          4,908
Mirant Corp                                Common      604675108             8,566            249


ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
Morgan Stanley Dean Witter Discover & Co   Common      617446448            65,001          1,012
Mylan                                      Common      628530107           160,341          5,700
NIKE                                       Common      654106103           362,164          8,625
NetIQ Corp.                                Common      64115p102           189,805          6,066
Nokia Corp ADR                             Common      654902204            56,363          2,540
Nordson                                    Common      655663102           484,950         18,300
Northwest Natural Gas                      Common      667655104             7,943            319
Omnicom Group                              Common      681919106         2,368,870         27,545
Oracle Corp                                Common      68389X105            98,230          5,170
PG & E Corp                                Common      69331C108             6,720            600
PMC Sierra                                 Common      69344f106             9,632            310
Paychex Inc.                               Common      704326107         2,930,360         73,259
Pepsico                                    Common      713448108           289,598          6,552
Pfizer                                     Common      717081103         1,229,735         30,705
Pharmacia Corp                             Common      71713U102           116,483          2,535
Plum Creek Timber Co                       Common      729251108            41,070          1,460
Procter & Gamble                           Common      742718109         3,383,952         53,040
Public Service Enterprise Group            Common      744573106            76,577          1,566
Putnam Premier Income Trust SBI            Common      746853100            31,600          5,000
Quaker Oats Co                             Common      747402105            45,625            500
Qualcomm Inc                               Common      747525103           153,510          2,625
Qwest Communications Intl Inc              Common      749121109            12,557            394
Red Hat Inc                                Common      756577102             4,400          1,100
Reuters Group PLC                          Common      76132m102            53,803            692
Reynolds RJ Tobacco Hldgs Inc              Common      76182K105            23,314            427
Rite Aid Corp                              Common      767754104           189,000         21,000
Roslyn Bancorp Inc com                     Common      778162107            31,139          1,184
Royal Dutch NY Reg                         Common      780257804           283,192          4,860
SBC Communications                         Common      78387G103           161,682          4,036
Sabre Holdings Corp                        Common      785905100            18,750            375
Safeco Corp                                Common      786429100            24,072            816
Sara Lee                                   Common      803111103         6,758,190        356,821
Schering-Plough                            Common      806605101           726,431         20,045
Schlumberger Ltd                           Common      806857108            21,060            400
Solutia, Inc.                              Common      834376105             4,743            372
Southern Company                           Common      842587107            14,601            628
State Street Corp                          Common      857477103         8,618,189        174,140
Stryker Corp                               Common      863667101         6,870,785        125,265
Sun Microsystems                           Common      866810104            21,536          1,370
Supergen Inc.                              Common      868059106            36,825          2,500
Symbol Technologies, Inc                   Common      871508107            17,760            800
Syntroleum Corp                            Common      871630109            18,180          2,000
The Houston Exploration Co                 Common      442120101            31,250          1,000
Transamerica Income Shares                 Common      893506105            38,685          1,500
Transocean Sedco Forex                     Common      G90078109             3,176             77
Tricon Global Restaurants                  Common      895953107             1,229             28
US Bancorp                                 Common      902973304            49,272          2,162
Union Pacific Corp                         Common      907818108            24,710            450
United Parcel Service                      Common      911312106            24,276            420
United Technologies                        Common      913017109            22,051            301
Universal Access Inc.                      Common      902580109            12,400          2,000
Valero Energy Co.                          Common      91913y100            36,780          1,000
Verizon Communications                     Common      92343V104           163,122          3,049
Vodafone Group PLC                         Common      92857W100            22,350          1,000


ITEM 1                                     ITEM 2      ITEM 3          ITEM 4           ITEM 5

                                           Title                       Fair             Number
                                           of                          Market           of
Name of Issuer                             Class       Cusip #         Value            Shares
--------------                             ------      ---------       -----------      ---------
WD-40 Company                              Common      929236107           320,892         14,300
WPS Resources                              Common      92931B106            13,007            369
Wal-Mart Stores                            Common      931142103           112,240          2,300
Walgreen                                   Common      931422109           719,180         20,870
Walt Disney Co                             Common      254687106             4,334            150
Washington Mutual Inc                      Common      939322103            14,081            375
Webvan Group Inc                           Common      94845V103                 5             64
Wells Fargo & Co                           Common      949746101            24,979            538
Wilmington Trust Corp                      Common      971807102           481,779          7,690
Wm. Wrigley Jr. Co                         Common      982526105           267,795          5,716
WorldCom Inc                               Common      98157D106             2,130            150
Worldcom Inc GA New MCI Group Com          Common      98157d304                97              6
XATA Corp                                  Common      983882309               286             84
Xilinx Inc.                                Common      983919101            24,744            600
Zebra Technologies Corp                    Common      989207105         5,017,412        102,146
priceline.com Inc                          Common      741503106             2,353            260

                                              178                      161,080,822      4,077,254
